COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS (Details) (CAD) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Balance at the beginning of the period	(1,762)	(1,496)
Other comprehensive income/(loss) retained in AOCI	886	(124)
Total before tax impact	958	(116)
Income tax impact on amounts retained in AOCI	(148)	27
Income tax impact on amounts reclassified to earnings	(16)	(2)
Tax impact	(164)	25
Balance at the end of the period	(968)	(1,587)
Interest rate contracts
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Other comprehensive (income)/loss reclassified to earnings	53	14
Commodity contracts
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Other comprehensive (income)/loss reclassified to earnings	(1)	(14)
Foreign exchange contracts
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Other comprehensive (income)/loss reclassified to earnings	(3)	(1)
Amortization of pension and OPEB actuarial loss
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Other comprehensive (income)/loss reclassified to earnings	23	9
Cash Flow Hedges
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Balance at the beginning of the period	(621)	(476)
Other comprehensive income/(loss) retained in AOCI	609	(136)
Total before tax impact	658	(137)
Income tax impact on amounts retained in AOCI	(160)	29
Income tax impact on amounts reclassified to earnings	(10)
Tax impact	(170)	29
Balance at the end of the period	(133)	(584)
Cash Flow Hedges | Interest rate contracts
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Other comprehensive (income)/loss reclassified to earnings	53	14
Cash Flow Hedges | Commodity contracts
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Other comprehensive (income)/loss reclassified to earnings	(1)	(14)
Cash Flow Hedges | Foreign exchange contracts
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Other comprehensive (income)/loss reclassified to earnings	(3)	(1)
Net Investment Hedges
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Balance at the beginning of the period	474	461
Other comprehensive income/(loss) retained in AOCI	(86)	(21)
Total before tax impact	(86)	(21)
Income tax impact on amounts retained in AOCI	12	3
Tax impact	12	3
Balance at the end of the period	400	443
Cumulative Translation Adjustment
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Balance at the beginning of the period	(1,265)	(1,167)
Other comprehensive income/(loss) retained in AOCI	357	29
Total before tax impact	357	29
Balance at the end of the period	(908)	(1,138)
Equity Investees
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Balance at the beginning of the period	(26)	(28)
Other comprehensive income/(loss) retained in AOCI	6	4
Total before tax impact	6	4
Income tax impact on amounts retained in AOCI		(5)
Tax impact		(5)
Balance at the end of the period	(20)	(29)
Pension and OPEB Amortization Adjustment
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Balance at the beginning of the period	(324)	(286)
Total before tax impact	23	9
Income tax impact on amounts reclassified to earnings	(6)	(2)
Tax impact	(6)	(2)
Balance at the end of the period	(307)	(279)
Pension and OPEB Amortization Adjustment | Amortization of pension and OPEB actuarial loss
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Other comprehensive (income)/loss reclassified to earnings	23	9